Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Entity Central Index Key	0001677940
Entity Registrant Name	BeyondSpring Inc.
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38024
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	100 Campus Drive, West Side, 4th Floor, Suite 410
Entity Address, City or Town	Florham Park
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07932
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	BYSI
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	39,029,163
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	688
Auditor Name	Marcum LLP
Auditor Location	Costa Mesa, CA
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	100 Campus Drive, West Side, 4th Floor, Suite 410
Entity Address, City or Town	Florham Park
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07932
Contact Personnel Name	Dr. Lan Huang, Chairperson of the Board and Chief Executive Officer
City Area Code	646
Local Phone Number	305-6387